Depreciation, Amortisation and Impairment Costs - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Depreciation Amortisation And Impairment Costs [Line Items]
Depreciation, amortisation and impairment	£ 28,614	£ 1,305	£ 1,076
Impairment of goodwill	4,614	0	57
Impairment of property, plant and equipment	151	319
Depreciation and impairment income (cost)	39	220	(11)
Adjusting Items
Depreciation Amortisation And Impairment Costs [Line Items]
Depreciation, amortisation and impairment	27,855	505	352
United States, South Africa, Peru
Depreciation Amortisation And Impairment Costs [Line Items]
Impairment of goodwill	4,614
Myanmar
Depreciation Amortisation And Impairment Costs [Line Items]
Impairment of goodwill			3
Peru
Depreciation Amortisation And Impairment Costs [Line Items]
Impairment of goodwill	24
Peru | COVID-19
Depreciation Amortisation And Impairment Costs [Line Items]
Impairment of goodwill			54
United States
Depreciation Amortisation And Impairment Costs [Line Items]
Impairment of goodwill	4,299	0
Impairment of property, plant and equipment	46
Trademarks and similar intangibles
Depreciation Amortisation And Impairment Costs [Line Items]
Depreciation, amortisation and impairment	23,232	317	333
Gains on disposals of non-current assets		3
Trademarks and similar intangibles | Adjusting Items
Depreciation Amortisation And Impairment Costs [Line Items]
Depreciation, amortisation and impairment	£ 23,202	£ 288	£ 306
Top of range | Trademarks and similar intangibles
Depreciation Amortisation And Impairment Costs [Line Items]
Intangible assets, remaining useful lives	20 years